15 INCOME TAXES: Schedule of Expiration of Canadian non-capital income tax losses (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
2023
Canadian non-capital income tax losses expiration	$ 386,011
2024
Canadian non-capital income tax losses expiration	120,522
2025
Canadian non-capital income tax losses expiration	1,247,040
2026
Canadian non-capital income tax losses expiration	765,696
2027
Canadian non-capital income tax losses expiration	2,924,214
2028
Canadian non-capital income tax losses expiration	259,259
2029
Canadian non-capital income tax losses expiration	165,792
2030
Canadian non-capital income tax losses expiration	182,480
2031
Canadian non-capital income tax losses expiration	278,033
2032
Canadian non-capital income tax losses expiration	637,864
2033
Canadian non-capital income tax losses expiration	383,720
2034
Canadian non-capital income tax losses expiration	1,085,045
2035
Canadian non-capital income tax losses expiration	1,464,744
2036
Canadian non-capital income tax losses expiration	2,667,838
2037
Canadian non-capital income tax losses expiration	2,336,477
Total
Canadian non-capital income tax losses expiration	$ 14,904,735